DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)						2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 14, 2024	Apr. 09, 2024	Nov. 10, 2023	Feb. 17, 2023	Feb. 16, 2023	Mar. 18, 2024	Jul. 18, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 03, 2025	Jan. 24, 2025	Dec. 23, 2024	Nov. 20, 2024	Oct. 30, 2024	Sep. 22, 2024	Aug. 21, 2024	Aug. 06, 2024	Jul. 29, 2024	Jun. 28, 2024	May 31, 2024	Apr. 26, 2024	Apr. 22, 2024	Apr. 16, 2024	Mar. 28, 2024	Feb. 21, 2024	Jan. 17, 2024	Oct. 28, 2021	Aug. 23, 2021
Shares issued during period shares			3,018,308							545,000
Share price				$ 10.20					$ 10.00	$ 10.00
Proceeds from initial public offering				$ 70,380,000	$ 25,000					$ 69,000,000
Gross proceeds from private placement										$ 5,450,000
Transaction Costs				4,366,343
Underwriting fees				2,070,000
Fair value of class A shares issued to underwriters				1,185,493
Other offering costs				1,098,775
Investments, maximum maturity term									180 days	180 days
Condition for future Business Combination use of proceeds percentage									50.00%	50.00%
Shares Issued, price per share									$ 10.20	$ 10.20																			$ 10.00	$ 10.00
Business combination threshold Net Tangible Assets				5,000,001
Redemption limit percentage without prior consent									15.00%	1500.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)									100.00%	10000.00%
Period to complete Business Combination									9 months	9 months
Number of days advance notice to be provided for extension of the period to complete Business Combination.									5 days	5 days
Deposit in trust account									$ 690,000	$ 690,000
Deposit in trust account									3 months	3 months
Maximum Amount to be deposited in trust account								$ 2,070,000	$ 2,070,000
Maximum extension period to complete business combination								9 months	9 months
Temporary equity aggregate amount of redemption requirement			$ 31,900,000
Price per share	$ 11.24		$ 10.57
Outstanding borrowings on extension note									$ 420,000	$ 60,000
Accounts payable into trust account of initial business combination value										60,000
Amount of interest to pay dissolution expenses									$ 50,000	$ 50,000
Due to sponsor for certain reimbursable expenses					$ 150,000
Condition for future business combination threshold percentage ownership									1	1
Working capital deficit									$ 1,500,000	$ 1,500,000
Period to complete Business Combination									18 months
Ordinary shares	3,229,522
Principal amount	$ 36,300,000
Ordinary Shares Subject To Possible Redemption [Member]
Temporary equity, shares outstanding	652,170
Sponsor [Member]
Shares Issued, price per share	$ 0.046
Deposit in trust account		$ 30,000							$ 420,000					$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000			$ 30,000	$ 30,000		$ 30,000	$ 90,000	$ 30,000	$ 30,000	$ 30,000
Maximum Amount to be deposited in trust account																				$ 12,000
Price per share			$ 0.01
Principal amount	$ 360,000		$ 360,000						60,000
Aggregate consideration			30,000
Aggregate initial consummation of business combination value	360,000		360,000
Outstanding borrowings on extension note			$ 60,000						$ 360,000	$ 60,000
Aggregate deposit In trust account						$ 60,000	$ 90,000
Debt Instrument, Periodic Payment, Principal	$ 30,000
Sponsor [Member] | Chief Executive Officer [Member]
Deposit in trust account																			$ 18,000
Sponsor [Member] | Subsequent Event [Member]
Deposit in trust account												$ 30,000	$ 30,000
Maximum Amount to be deposited in trust account		210,000																					$ 30,000
Accounts payable into trust account of initial business combination value		60,000
Amount of interest to pay dissolution expenses		150,000
Due to sponsor for certain reimbursable expenses		$ 30,000
Private Placement Warrants [Member]
Fair value of class A shares issued to underwriters				$ 12,075
Public Warrants [Member]
Class of warrant or right, price of warrants or rights									$ 10.20	$ 10.20
IPO [Member]
Shares issued during period shares				6,900,000
Share price				$ 10.00
Proceeds from initial public offering				$ 69,000,000
Condition for future Business Combination use of proceeds percentage									80.00%	80.00%
Per unit amount to be deposited in trust account									0.10	0.10
Over-Allotment Option [Member]
Shares issued during period shares				900,000
Share price				$ 10.00
Private Placement [Member]
Shares issued during period shares				545,000					545,000
Share price				$ 10.00
Gross proceeds from private placement				$ 5,450,000
Shares Issued, price per share				$ 10.00					$ 10.00
Aggregate consideration				$ 5,450,000					$ 5,450,000